Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal			$ 7,696	$ 18,634
State			2,486	873
Foreign			12,824	11,303
Current Income Tax Expense (Benefit), Total			23,006	30,810
Deferred:
Federal			2,389	(7,655)
State			412	508
Foreign			(2,069)	(52,913)
Deferred Income Tax Expense (Benefit), Total	$ 7,853	$ 833	732	(60,060)
Income Tax Expense (Benefit), Total	$ 22,145	$ 11,759	$ 23,738	$ (29,250)